PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment at June 30, 2011 and December 31, 2010 consists of the following:

	June 30, 2011	December 31, 2010
Land	$760,467	$760,467
Buildings	3,563,222	3,557,423
Leasehold improvements	6,380,690	5,892,755
Equipment, furniture and fixtures	3,687,113	3,768,089
Automobiles	155,516	155,516
	14,547,008	14,134,250

Less: Accumulated depreciation and amortization	(7,130,776)	(6,874,428)

Property and equipment, net	$7,416,232	$7,259,822

Total depreciation expense, for owned and leased assets, charged to continuing operations for the six months ended June 30, 2011 and 2010 was approximately $444,000 and $403,000 respectively.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2010 and 2009 consists of the following:

	2010	2009
Land	$760,467	$740,467
Buildings	3,557,423	3,395,498
Leasehold improvements	5,892,755	5,565,310
Equipment, furniture and fixtures	3,768,089	3,625,132
Automobiles	155,516	121,534
	14,134,250	13,447,941
Less: Accumulated depreciation and amortization	(6,874,428)	(6,329,678)

Property and equipment, net	$7,259,822	$7,118,263

Depreciation expense charged to operations for the years ended December 31, 2010 and 2009, was $830,287 and $783,928 respectively.